TRANSACTIONS (Tables)	12 Months Ended
Dec. 28, 2012
Business Combinations [Abstract]
Schedule of Sources and Uses of Funds in Connection with Merger
The sources and uses of funds in connection with the Merger transactions are summarized below (in thousands):

Sources:
Debt:
Proceeds from ABL Facility	$80,000
Proceeds from HoldCo Notes	365,000
Rollover of OpCo Notes	300,000
Rollover of capital lease obligations	940
Total debt	745,940
Proceeds from equity contributions	350,886
Gross cash used to fund transactions	107,602
Total sources	$1,204,428

Uses:
Equity purchase price:
Payments to common stockholders	$790,611
Payments for outstanding equity awards	35,106
Total equity purchase price	825,717
Assumption of indebtedness:
OpCo Notes	300,000
Capital lease obligations	940
Total assumption of indebtedness	300,940
Merger related costs and financing fees	60,707
Cash remaining on balance sheet	17,064
Total uses	$1,204,428

Schedule of Purchase Price Allocation
The preliminary purchase price allocation is summarized in the following table (in thousands):

Total sources	$1,204,428

Plus:
Rollover of equity and stock options	30,661
Accelerated share-based compensation	13,533
44,194
Less:
Rollover of OpCo Notes and capital lease obligations	(300,940)
Merger related costs and financing fees	(60,707)
Net cash used to fund transaction	(90,538)
(452,185)
Equals purchase price consideration to be allocated	$796,437

Fair value of tangible assets and liabilities acquired:
Cash and cash equivalents	$17,064
Accounts receivable - trade	157,690
Inventories	212,712
Prepaid expenses and other current assets	50,301
Property and equipment	57,289
Other long-term assets	35,863
Deferred income tax assets	15,094
Accounts payable	(97,095)
Other short-term liabilities	(61,225)
OpCo Notes	(322,500)
Other long-term liabilities	(4,437)
Deferred tax liabilities	(181,825)
Total net tangible assets and liabilities	(121,069)

Fair value of identifiable intangible assets acquired:
Customer relationships	253,500
Trademarks	171,900
Goodwill	492,106
Total identified intangible assets acquired	917,506
Total purchase price	$796,437

Schedule of Merger Costs
The following table summarizes the Merger costs for the period December 31, 2011 through December 28, 2012, including professional fees and other related costs (in thousands):

Merger costs:
Professional fees	$22,371
Share-based compensation	18,260
Sponsors' fees	10,000
Transaction related compensation	6,833
Other fees	1,226
$58,690

Deferred financing costs:
ABL Facility	$5,627
OpCo Notes	4,380
HoldCo Notes	16,701
$26,708

Schedule of Pro Forma Financial Information
The following pro forma results of operations gives effect to the Merger transactions as if they had occurred on the first day of the first quarter of fiscal 2012 (December 31, 2011). The pro forma results of operations reflect adjustments (i) to record amortization resulting from purchase accounting, (ii) to record incremental interest expense associated with the ABL Facility and HoldCo Notes as well as the modified OpCo Notes, (iii) to eliminate costs incurred in connection with the Merger including acquisition-related share-based compensation, transaction costs, and loss on extinguishment of debt, and (iv) to record incremental straight-line rent expense. This pro forma financial information should not be relied upon as necessarily being indicative of the historical results that would have been obtained if the Merger transactions had actually occurred on that date, nor the results of operations in the future.

	For the fiscal year ended December 28, 2012
	(in thousands)
	As Reported	Pro Forma
Net sales	$1,322,345	$1,322,345
Net (loss) income	$(15,620)	$3,064